Business Combination (Details) $ / shares in Units, ¥ in Millions, $ in Millions						12 Months Ended
	Mar. 28, 2023 $ / shares shares	Mar. 14, 2022	Mar. 04, 2022 USD ($) $ / shares shares	Nov. 12, 2021 USD ($) $ / shares shares	Nov. 12, 2021 CNY (¥) shares	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
Business Combination (Details) [Line Items]
Equity interest		100.00%	100.00%
Total cash consideration			$ 12.0	$ 7.5	¥ 48.0
Cash paid								$ 9.1	¥ 60.0
Over paid						$ 1.9	¥ 12.0
Exchange gain | $						$ 0.3
Acquisition of 2Lab3 [Member]
Business Combination (Details) [Line Items]
Equity interest percentage	100.00%
Class A Ordinary Shares [Member]
Business Combination (Details) [Line Items]
Ordinary shares (in Shares) | shares	1,375,000		10,000,000	4,200,000	4,200,000
Price per share (in Dollars per share) | $ / shares	$ 5.15
Equity interest				70.00%	70.00%
Ordinary per share (in Dollars per share) | $ / shares			$ 0.365	$ 0.8896
Shennong [Member]
Business Combination (Details) [Line Items]
Total cash consideration | ¥					¥ 72.0
Acquisition of Hekangyuan [Member]
Business Combination (Details) [Line Items]
Total cash consideration | $			$ 8.0